Income Taxes (Schedule of Deferred Tax Assets and Liabilities) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Deferred Tax Assets, Tax Credit Carryforwards	$ 1,874	$ 1,631
Deferred Tax Assets, Tax Loss Carryforward	1,624	1,025
Deferred Tax Asset, Mark-to-market on consumer finance receivables and loans	721	880
Deferred Tax Assets, State and local taxes	297	263
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals, Provision for Loan Losses	257	306
Deferred Tax Assets, Hedging Transactions	177	267
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals, Unearned Premiums Reserve	140	142
Deferred Tax Assets, ResCap Accrual	53	262
Deferred Tax Assets, Sales of finance receivables and loans	0	206
Deferred Tax Assets, Equity Investment	0	486
Deferred Tax Assets, Other	247	266
Deferred Tax Assets, Gross	5,390	5,734
Deferred Tax Assets, Valuation Allowance	(1,154)	(1,653)
Deferred Tax Assets, Net of Valuation Allowance	4,236	4,081
Deferred Tax Liabilities, Leasing Arrangements	1,527	1,756
Deferred tax liabilities, deferred expense, deferred acqusition cost	351	333
Deferred Tax Liabilities, Financing Arrangements	191	226
Deferred Tax Liabilities, Basis Difference in Subsidiaries	55	454
Deferred Tax Liabilities, Sales of finance receivables and loans	26	0
Deferred Tax Liabilities, Other	46	128
Deferred Tax Liabilities, Gross	2,196	2,897
Deferred Tax Assets, Net	$ 2,040	$ 1,184